Subsequent events	6 Months Ended
Jun. 30, 2023
Subsequent Events [Abstract]
Subsequent events

Note 18 — Subsequent events

The Company evaluated all events and transactions that occurred after June 30, 2023 up through the date the Company issued these unaudited interim condensed consolidated financial statements and has determined that it does not have any additional material subsequent events to disclose in these financial statements.